Segment information (Tables)	12 Months Ended
Dec. 31, 2024
Operating Segments [Abstract]
Schedule of Segment Results	The table below shows Sanofi’s segment results for the years ended December 31, 2024, December 31, 2023 and December 31,
2022:

	2024
(€ million)	Biopharma			Other			Total
	2024	Change vs. 2023 on a reported basis (IFRS)	Change vs. 2023 at constant exchange rates (non- IFRS)	2024	Change vs. 2023 on a reported basis (IFRS)	Change vs. 2023 at constant exchange rates (non- IFRS)	2024	Change vs. 2023 on a reported basis (IFRS)	Change vs. 2023 at constant exchange rates (non- IFRS)
Net sales	41,081	8.6%	11.3%	—			41,081	8.6%	11.3%
Other revenues	2,866	(18.2%)	(16.3%)	339	14.5%	23.3%	3,205	(15.7%)	(13.3%)
Cost of sales	(12,973)	4.5%	5.7%	(222)	8.8%	20.1%	(13,195)	4.6%	6.0%
Research and development expenses	(7,393)	13.7%	14.6%	(1)	(50.0%)	(50.0%)	(7,394)	13.6%	14.6%
Selling and general expenses	(9,113)	2.9%	4.6%	(70)	(11.4%)	(3.8%)	(9,183)	2.8%	4.5%
Other operating income and expenses	(3,305)			12			(3,293)
Share of profit/(loss) from investments accounted for using the equity method	136			—			136
Net income attributable to non-controlling interests	(14)			—			(14)
Business operating income	11,285	1.2%	7.3%	58	152.2%	160.9%	11,343	1.5%	7.6%
As % of net sales	27.5%						27.6%

	2023(a)
(€ million)	Biopharma	Other	Total
Net sales	37,817	—	37,817
Other revenues	3,505	296	3,801
Cost of sales	(12,415)	(204)	(12,619)
Research and development expenses	(6,505)	(2)	(6,507)
Selling and general expenses	(8,854)	(79)	(8,933)
Other operating income and expenses	(2,476)	12	(2,464)
Share of profit/(loss) from investments accounted for using the equity method	101	—	101
Net income attributable to non-controlling interests	(18)	—	(18)
Business operating income	11,155	23	11,178
(a)Figures for the comparative period (2023) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued
operation.

	2022(a)(b)
(€ million)	Biopharma	Other	Total
Net sales	37,651	—	37,651
Other revenues	2,534	376	2,910
Cost of sales	(11,682)	(197)	(11,879)
Research and development expenses	(6,499)	(2)	(6,501)
Selling and general expenses	(8,536)	(203)	(8,739)
Other operating income and expenses	(764)	55	(709)
Share of profit/(loss) from investments accounted for using the equity method	76	—	76
Net income attributable to non-controlling interests	(16)	—	(16)
Business operating income	12,764	29	12,793
(a) Figures for the comparative period (2022) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued
operation.
(b) 2022 business operating income has been recast from the amount previously reported to include the one-time income of €952 million from the Libtayo transaction (€706 million net of tax).

Schedule of Reconciliation Between Business Operating Income for the Segments and Income Before Tax and Investments Accounted for Using the Equity Method	The table below, presented in compliance with IFRS 8, shows a reconciliation between aggregated “Business operating income”
for the segment and Income before tax and investments accounted for using the equity method:

(€ million)	2024	2023(a)	2022(a)(h)
Business operating income	11,343	11,178	12,793
Share of profit/(loss) from investments accounted for using the equity method(b)	(136)	(101)	(76)
Net income attributable to non-controlling interests(c)	14	18	16
Amortization and impairment of intangible assets(d)	(1,997)	(2,807)	(1,375)
Fair value remeasurement of contingent consideration	(96)	(93)	27
Expenses arising from the impact of acquisitions on inventories(e)	(10)	(9)	(3)
Restructuring costs and similar items(f)	(1,396)	(1,030)	(1,077)
Other gains and losses, and litigation(g)	(470)	(196)	(143)
Operating income	7,252	6,960	10,162
Financial expenses	(1,073)	(1,293)	(430)
Financial income	519	584	205
Income before tax and investments accounted for using the equity method	6,698	6,251	9,937
(a)Figures for comparative periods (2023 and 2022) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued
operation.
(b)Joint ventures and associates with which Sanofi has entered into a strategic alliance.
(c)Excludes (i) restructuring costs and (ii) other adjustments attributable to non-controlling interests.
(d)For 2024, this line includes a net impairment charge of €248 million mainly due to a recognition of impairment losses of €640 million against on various research and development projects – including a €239 million loss resulting from the decision taken in February 2025 to discontinue a phase 3 clinical study investigating of a vaccine candidate to prevent invasive E.coli disease - partially offset by impairment losses reversals, recognized in connection with the disposals of the ProXTen platform and Enjaymo, for €225 million and €167 million respectively. For 2023, this amount mainly comprises an impairment loss of €833 million, reflecting the impact of the strategic decision to de-prioritize certain R&D programs, in particular those related to the
NK Cell and ProXTen technology platforms. For 2022, this line includes a reversal of €2,154 million on Eloctate franchise products following FDA approval of ALTUVIIIO on February 22, 2023, partially offset by an impairment loss of €1,586 million on intangible assets relating to SAR444245 (non-
alpha interleukin-2).
(e)This line records the impact of the workdown of acquired inventories remeasured at fair value at the acquisition date.
(f) See note D.27.
(g)See note D.28.
(h) 2022 business operating income has been recast from the amount previously reported to include the one-time income of €952 million from the Libtayo transaction (€706 million net of tax).

Schedule of Acquisition of Intangible Assets, Property, Plant and Equipment and Investments Accounted for Using the Equity Method by Segment	Acquisitions of intangible assets and property, plant and equipment correspond to acquisitions paid for during the period.

	Biopharma
(€ million)	2024	2023	2022
Investments accounted for using the equity method (a)	234	234	248
Acquisitions of property, plant and equipment	1,733	1,619	1,529
Acquisitions of other intangible assets	1,462	1,287	574
(a)Carrying amount at the end of the reporting period.

Summary of Geographical Information on Net Sales and Non-Current Assets	The geographical information on net sales provided below is based on the geographical location of the customer. In accordance with IFRS 8, the non-current assets reported below exclude right-of-use assets relating to leases as determined under IFRS 16, investments accounted for using the equity method, other non-current assets, non-current income tax assets, and deferred tax assets.

	2024
(€ million)	Total	Europe	of which France	United States	Other countries
Net sales	41,081	9,027	1,814	19,986	12,068
Non-current assets:
•property, plant and equipment owned	10,091	5,550	3,112	2,411	2,130
•goodwill	43,384	—	—	—	—
▪other intangible assets	22,629	3,307	—	18,711	611

(€ million)	2023
	Total	Europe	of which France	United States	Other countries
Net sales(a)	37,817	8,816	1,910	17,262	11,739
Non-current assets:
•property, plant and equipment owned	10,160	5,659	3,085	2,322	2,179
•goodwill	49,404	—	—	—	—
•other intangible assets	24,319	5,566	—	17,850	903
(a)Figures for 2023 have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.

(€ million)	2022
	Total	Europe	of which France	United States	Other countries
Net sales(a)	37,651	8,490	1,830	16,986	12,175
Non-current assets:
•property, plant and equipment owned	9,869	5,365	2,875	2,457	2,047
•goodwill	49,892	—	—	—	—
•other intangible assets	21,640	6,257	—	14,174	1,209
(a)Figures for 2022 have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.